SUBSEQUENT EVENTS	6 Months Ended	7 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2022
SUBSEQUENT EVENTS

Note 7 – Subsequent Event

Management has evaluated subsequent events through the date of this filing. All subsequent events requiring recognition as of June 30, 2023 have been incorporated into these financial statements and there are no subsequent events that require disclosure in accordance with FASB ASC Topic 855, “Subsequent Events”.

NOTE 7 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10) management has performed an evaluation of subsequent events through the date that the financial statements were available to be issued and has determined that it does not have any material subsequent events to disclose in these financial statements.

National Holdings Investments Ltd [Member]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

In accordance with SFAS 165 (ASC 855-10), management has performed an evaluation of subsequent events through the date that the consolidated financial statements were available to be issued and has determined that it does not have any material subsequent events to disclose in these consolidated financial statements.